Balance Sheet Items	12 Months Ended
Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Items
Balance Sheet Items
Details of our significant balance sheet line items consisted of the following:

Property and equipment	December 31,
	2011	2010
	(in thousands)
Buildings and fixtures	$1,903	$861
Computer and telecommunication hardware	6,853	5,330
Office equipment	2,544	1,511
Total cost	11,300	7,702
Less: accumulated depreciation	(5,378)	(4,449)
Total property and equipment, net	$5,922	$3,253

Depreciation expense during 2011, 2010 and 2009 was $1.4 million, $1.3 million and $0.9 million, respectively.

Other receivables and current assets	December 31,
	2011	2010
	(in thousands)
Notes receivables (1)	$29,488	$15,540
Government grant receivables	5,258	10,784
Other receivables	14,980	1,983
Total other current receivables	$49,726	$28,307

(1) Notes receivable consist of post dated checks that due to local laws are legally enforceable short-term promissory notes and have therefore been reclassified from trade receivables.

Accrued liabilities	December 31,
	2011	2010
	(in thousands)
Accrued interest	$22	$2,053
Professional fees	703	2,953
Employee related accruals	5,232	6,759
Accrued third-party costs	35,135	9,373
Other	8,529	6,377
Total accrued liabilities	$49,621	$27,515